Future Rents And Tenant Concentration (Tables)	12 Months Ended
Apr. 30, 2015
Future Rents [Abstract]
Schedule of future rents
Future Rents
2015	$88,236
2016	93,457
2017	11,172
Thereafter	-
$192,865